Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Self-insured retention per occurrence	$ 5.0
Insurance expense	2.7	$ 3.2	$ 3.1
Prepaid insurance	2.2	3.1
Health coverage expense	24.5	20.1	22.3
Prepaid health coverage	0.0	0.1
Income taxes receivable	$ 0.7
Deferred compensation arrangement vesting period	3 years
Deferred compensation arrangement holding period	2 years
Deferred compensation expense	$ 0.7	0.7	1.1
Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	23.2	22.0
Prepaid balance to related party	1.2	0.4
Director [Member]
Related Party Transaction [Line Items]
Billings from related party	232.0	80.3
Accounts payable to related vendor	34.0	11.9
Ipalco Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	7.5	5.6
Indianapolis Power And Light Company [Member]
Related Party Transaction [Line Items]
Self-insured retention per occurrence	5.0
Insurance expense	2.7	3.2	3.1
Prepaid insurance	2.2	3.1
Health coverage expense	24.5	20.1	22.3
Prepaid health coverage	0.0	0.1
Income taxes receivable	$ 2.8	0.3
Deferred compensation arrangement vesting period	3 years
Deferred compensation arrangement holding period	2 years
Deferred compensation expense	$ 0.7	0.7	$ 1.1
Costs incurred by related party	7.5	5.6
Prepaid balance to related party	1.2	0.4
Indianapolis Power And Light Company [Member] | Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	22.6	22.0
Indianapolis Power And Light Company [Member] | Director [Member]
Related Party Transaction [Line Items]
Billings from related party	232.0	80.3
Accounts payable to related vendor	$ 34.0	$ 11.9